MERGERS, ACQUISITIONS AND OTHER RELATED ACTIVITIES (Acquisition of Nokia Siemens Networks' Microwave Transport Business) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended	10 Months Ended	12 Months Ended		12 Months Ended
	Jun. 30, 2012	Feb. 28, 2013	Feb. 29, 2012	May 31, 2012 Nokia Siemens Networks [Member]	Feb. 28, 2013 Nokia Siemens Networks [Member]	Feb. 28, 2013 Nokia Siemens Networks [Member]	May 03, 2012 Nokia Siemens Networks [Member]	Feb. 28, 2013 Nokia Siemens Networks [Member] Customer Relationships [Member]	Feb. 28, 2013 Nokia Siemens Networks [Member] Developed Technology [Member]
MERGERS, ACQUISITIONS AND OTHER RELATED ACTIVITIES
Consideration paid in cash							$ 12,730
Consideration paid in shares, shares issued	2,000,978			2,000,978
Consideration paid in shares, value of shares issued							5,279
Tangible Assets
Cash
Accounts receivable
Inventory							11,378
Lease holiday							2,093
Other current assets							2,564
Capital assets							6,115
Tangible Assets Acquired							22,150
Tangible Liabilities
Accounts payable
Accrued liabilities							2,484
Capital lease obligation							4,162
Tangible Liabilities Acquired							6,646
Fair Value of Net Tangible Assets							15,504
Intangible Assets
Customer relationships							1,745
Developed technology							10,800
Intangible Assets Acquired							12,545
Goodwill
Gain on purchase of business							(19,397)
Purchase Price							8,652
Cash							12,730
Common shares of DragonWave							5,279
Other consideration							1,205
Contingent receivable							(10,562)
Total purchase price							8,652
Intangible assets, including customer relationships and developed technology							12,545
Estimated useful life of acquired intangible assets								3 years	6 years
Gain on change in estimate		6,958	15,146			5,416
Change in contingent receivable, payments received, foreign exchange translation and accretion of the relative discounts						2,135
Contingent receivable		13,843			13,843	13,843
Revenue		$ 123,877	$ 45,656		$ 74,002